SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 87.8%
	Alabama — 0.7%
[a]	Selma (International Paper Co.) IDB, Series A, 2.00% due 11/1/2033 (put 10/1/2024)	$2,025,000	$ 2,107,721
	Arizona — 1.9%
	Arizona (Scottsdale Lincoln Hospitals) HFA , 5.00% due 12/1/2031	2,500,000	2,921,100
[a]	County of Yavapai, (Waste Management, Inc.) AMT, IDA, 2.80% due 6/1/2027 (put 6/1/2021)	1,500,000	1,516,170
	Pinal County (Tucson Electric Power Co.) IDA, 4.00% due 9/1/2029	1,520,000	1,630,382
	Arkansas — 0.4%
	University of Arkansas Board of Trustees (Fayetteville Campus), Series A, 5.00% due 11/1/2036	1,000,000	1,162,000
	California — 8.0%
	ABAG Finance Authority for Nonprofit Corporations (Episcopal Senior Communities), Series A, 5.00% due 7/1/2047	1,635,000	1,720,641
	Benicia (Benicia High School; Insured: AGM) USD GO, Series C, Zero Coupon due 8/1/2026	830,000	790,600
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 11/15/2034 - 8/15/2036	920,000	1,040,804
	California (Community Program Developmental Disabilities; Insured: California Mtg Insurance) HFFA, 6.25% due 2/1/2026	1,500,000	1,506,405
[a]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), Series A, 0.751% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	1,000,000	999,326
[b]	California Pollution Control Financing Authority (Poseidon Resources (Channelside) L.P. Desalination Project) AMT, 5.00% due 11/21/2045	1,000,000	1,038,840
[a,b]	California Pollution Control Financing Authority AMT, Series A, 0.30% due 8/1/2023 (put 2/1/2021)	500,000	494,808
	Calipatria (Educational Facilities; Insured: ACA) USD GO, Series B, Zero Coupon due 8/1/2025	1,870,000	1,593,670
	City of Moorpark Mobile Home Park (Villa Del Arroyo), Series A, 6.15% due 5/15/2031	1,000,000	1,015,490
	City of Palm Springs Financing Authority (Downtown Revitalization Project), Series B, 5.25% due 6/1/2027	1,620,000	1,727,050
	County of El Dorado (El Dorado Hills Development-Community Facilities), 5.00% due 9/1/2026	625,000	672,612
	Daly County Housing Development Finance Agency (Franciscan Country Club Mobile Home Park Acquisition), Series A, 5.25% due 12/15/2023	650,000	651,606
	M-S-R Energy Authority, Series A, 6.50% due 11/1/2039	1,245,000	2,074,319
[a]	Northern California Energy Authority (Commodity Supply Revenue), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	2,000,000	2,233,000
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2035	1,000,000	1,181,340
	Redwood City Redevelopment Agency (Redevelopment Project Area 2; Insured: AMBAC), Zero Coupon due 7/15/2021	1,285,000	1,283,175
	Riverside County Asset Leasing Corp. (Riverside County Hospital; Insured: Natl-Re), Zero Coupon due 6/1/2021	535,000	533,973
	San Francisco City & County Airport Comm-San Francisco International Airport AMT, Series A, 5.00% due 5/1/2038	1,000,000	1,284,430
	San Francisco City & County Redevelopment Financing Authority (Mission Bay North Redevelopment), Series C, 6.75% due 8/1/2041 (pre-refunded 2/1/2021)	500,000	502,375
	San Francisco City & County Redevelopment Financing Authority (Redevelopment Project; Insured: Natl-Re), Series D, Zero Coupon due 8/1/2023	1,025,000	1,006,796
	State of California GO, 5.00% due 11/1/2029	1,000,000	1,366,360
	Union Elementary School District (Santa Clara County District Schools; Insured: Natl-Re) GO, Series D, Zero Coupon due 9/1/2027	905,000	863,117
	Colorado — 2.2%
	Crystal Valley Metropolitan District No 2 (Insured: AGM) GO, Series A, 5.00% due 12/1/2025 - 12/1/2030	1,810,000	2,321,328
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2028	1,000,000	1,178,550
	Public Authority for Colorado Energy (Natural Gas Purchase), 6.50% due 11/15/2038	260,000	412,586
	Regional Transportation District, Series A, 5.00% due 7/15/2032	600,000	791,712
	Regional Transportation District (FasTracks Transportation System) COP, Series A, 5.00% due 6/1/2044	565,000	620,472
	Village Metropolitan District (REF) GO, 5.00% due 12/1/2040	1,000,000	1,056,350
	Wild Plum Metropolitan District GO, Series A, 5.00% due 12/1/2049	595,000	606,626
	Connecticut — 3.1%
	City of New Haven (Insured: AGM) GO, Series B, 5.00% due 2/1/2026 - 2/1/2030	2,620,000	3,294,840
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2035	2,000,000	2,516,340
	Series E, 5.00% due 9/15/2033	1,350,000	1,722,249
	University of Connecticut (Insured: AGM), Series A, 5.00% due 4/15/2028	1,975,000	2,534,103
	Delaware — 0.3%
	Delaware (Nanticoke Memorial Hospital) HFA ETM, 5.00% due 7/1/2021	1,000,000	1,023,550
	District of Columbia — 0.4%
	Metropolitan Washington Airports Authority (Dulles Toll Road; Insured: AGC), Series B, Zero Coupon due 10/1/2027	1,500,000	1,381,770
	Florida — 3.0%
	Broward County (Airport System Improvements) AMT, 5.00% due 10/1/2037	1,000,000	1,194,450
[b]	Charlotte County (Town & Country Utilities Projects) IDA, AMT, 5.00% due 10/1/2029	500,000	570,350
	County of Miami-Dade Aviation Revenue, Series A, 5.00% due 10/1/2032	500,000	662,505
	Florida Higher Educational Facilities Financing Authority (Nova Southeastern University), 5.00% due 4/1/2027 (pre-refunded 4/1/2022)	1,000,000	1,059,680
	Miami-Dade County Expressway Authority (Toll System Five-Year Work Program), Series A, 5.00% due 7/1/2022 - 7/1/2024	1,250,000	1,384,056
	Miami-Dade County School Board (District School Facilities and Infrastructure) COP, Series A, 5.00% due 8/1/2027	1,100,000	1,179,695
	Orange County (Tourist Development), Series A, 5.00% due 10/1/2031	1,000,000	1,207,220
[a]	Sarasota County Public Hospital Board (Sarasota Memorial Hospital; Insured: Natl-Re), Series A, 5.033% (CPI + 2.05%) due 10/1/2021	675,000	683,587
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2030	1,500,000	1,734,525

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Georgia — 1.8%
	Main Street Natural Gas, Inc.,
	Series A,
	5.00% due 5/15/2037	$2,640,000	$ 3,724,380
	5.50% due 9/15/2023	350,000	395,724
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2039	1,225,000	1,498,641
	Guam — 0.7%
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2027	1,000,000	1,069,470
	Guam Waterworks Authority (Water and Wastewater System),
	5.00% due 7/1/2028	500,000	544,940
	5.25% due 7/1/2024	500,000	548,605
	Hawaii — 0.9%
	State of Hawaii Airports System Revenue AMT, Series A, 5.00% due 7/1/2034	2,000,000	2,586,380
	State of Hawaii Harbor System Revenue AMT, Series A, 5.00% due 7/1/2029	250,000	323,400
	Illinois — 13.1%
	Chicago Midway International Airport AMT, Series A, 5.00% due 1/1/2030	1,500,000	1,670,670
	Chicago Park District (Various Capital Projects) GO, Series A, 5.00% due 1/1/2035	2,000,000	2,155,820
	Chicago Park District GO, Series A, 5.00% due 1/1/2027	825,000	961,240
	City of Chicago, 5.00% due 1/1/2022	1,195,000	1,206,819
	City of Chicago (Chicago O’Hare International Airport), Series C, 5.00% due 1/1/2031	500,000	603,345
	City of Chicago (Riverwalk Expansion Project; Insured: AGM), 5.00% due 1/1/2031	500,000	550,845
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2030	1,500,000	1,739,550
	City of Chicago (Water System Improvements), 5.00% due 11/1/2029	200,000	214,668
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2037	1,500,000	1,809,180
	City of Chicago GO,
	Series A,
	5.00% due 1/1/2039	1,000,000	1,092,900
	5.625% due 1/1/2031	500,000	573,955
	6.00% due 1/1/2038	2,330,000	2,720,112
	Cook County GO, Series A, 5.25% due 11/15/2033	1,000,000	1,002,930
	Illinois Finance Authority (Advocate Health Care Network), 5.00% due 8/1/2029	2,195,000	2,539,176
	Illinois Finance Authority (Silver Cross Hospital & Medical Centers), 5.00% due 8/15/2035	2,355,000	2,728,432
	Illinois Finance Authority (Southern Illinois Healthcare), 5.00% due 3/1/2032 - 3/1/2034	700,000	848,628
	Illinois State University (Insured: AGM), Series A, 5.00% due 4/1/2021 - 4/1/2036	1,915,000	2,280,891
	Illinois Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	1,000,000	1,178,950
	Kane, Cook, & DuPage Counties School District No. 46 GO,
	Series A, 5.00% due 1/1/2031	2,255,000	2,549,323
	Series D, 5.00% due 1/1/2028	1,000,000	1,132,040
	Metropolitan Water Reclamation District of Greater Chicago (Various Capital Improvement Projects) GO, Series C, 5.25% due 12/1/2032	40,000	58,118
	Regional Transportation Authority (Insured: AGM), Series A, 5.75% due 6/1/2034	1,100,000	1,539,560
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2029	1,000,000	1,237,640
	State of Illinois, Series B, 5.00% due 6/15/2032 - 6/15/2035	4,500,000	5,199,075
	State of Illinois GO,
	5.50% due 5/1/2039	375,000	443,078
	Series D, 5.00% due 11/1/2028	3,000,000	3,394,770
	Will County School District No. 114 (Educational Facilities; Insured: Natl-Re) GO, Series C, Zero Coupon due 12/1/2023	570,000	548,807
	Indiana — 1.0%
	City of Carmel Redevelopment District (Performing Arts Center) COP, Series C, 6.50% due 7/15/2035 (pre-refunded 1/15/2021)	1,000,000	1,001,760
[a]	City of Whiting AMT, 5.00% due 12/1/2044 (put 6/5/2026)	1,000,000	1,220,470
	Indiana Finance Authority (Marian University), 6.375% due 9/15/2041 (pre-refunded 9/15/2021)	1,000,000	1,043,200
	Kansas — 0.7%
	Unified Government of Wyandotte County/Kansas City (Utility System Improvement), Series A, 5.00% due 9/1/2031 - 9/1/2032	2,000,000	2,314,490
	Kentucky — 2.6%
	Kentucky Economic (Norton Healthcare, Inc.; Insured: Natl-Re) DFA, Series B, Zero Coupon due 10/1/2021 - 10/1/2022	3,365,000	3,302,808
	Kentucky Higher Education Student Loan Corp. AMT, Series A-1, 5.00% due 6/1/2029	500,000	627,570
[a]	Kentucky Public Energy Authority, Series A, 4.00% due 4/1/2048 (put 4/1/2024)	4,000,000	4,411,240
	Louisiana — 2.9%
	City of New Orleans (Water System Facilities Improvement), 5.00% due 12/1/2034	400,000	461,004
	Louisiana Energy and Power Authority (Louisiana Energy & Power Authority Unit No. 1; Insured: AGM), Series A, 5.25% due 6/1/2038	2,250,000	2,484,427
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series A, 5.00% due 5/15/2035 - 5/15/2037	1,925,000	2,472,616
	New Orleans Aviation Board (Louis Armstrong New Orleans International Airport CFC Revenue; Insured: AGM), 5.00% due 1/1/2029	700,000	883,302
[a]	Parish of St. Charles (Valero Energy Corp. Refinery), 4.00% due 12/1/2040 (put 6/1/2022)	2,750,000	2,874,272
	Maine — 0.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Maine State Housing Authority AMT, Series C-1, 3.00% due 11/15/2023	$1,000,000	$ 1,059,150
	Massachusetts — 0.2%
	Massachusetts Development Finance Agency (Jordan Hospital and Milton Hospital), Series H-1, 5.00% due 7/1/2032 - 7/1/2033	555,000	661,813
	Massachusetts Educational Financing Authority, Series I, 6.00% due 1/1/2028	35,000	35,023
	Michigan — 5.2%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2033	1,250,000	1,457,375
	City of Detroit GO, 5.00% due 4/1/2023 - 4/1/2024	900,000	948,829
	City of Troy (Downtown Development Authority-Community Center Facilities) GO, 5.25% due 11/1/2032 (pre-refunded 11/1/2021)	1,025,000	1,068,081
	County of Genesee (Water Supply System; Insured: BAM) GO, 5.375% due 11/1/2038	1,000,000	1,102,810
	Detroit City School District (School Building & Site; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,000,000	1,266,140
	Detroit City School District (School Building & Site; Insured: Q-SBLF) GO, Series A, 5.00% due 5/1/2025	1,000,000	1,056,550
	Detroit Downtown Development Authority (Catalyst Development Project; Insured: AGM), Series A, 5.00% due 7/1/2024	850,000	979,667
	Kalamazoo Hospital Finance Authority (Bronson Methodist Hospital),
	5.25% due 5/15/2041	140,000	142,213
	5.25% due 5/15/2041 (pre-refunded 5/15/2021)	860,000	875,901
	Livonia Public School District (School Building & Site; Insured: AGM) GO, Series I, 5.00% due 5/1/2036 (pre-refunded 5/1/2023)	225,000	250,241
	Michigan Finance Authority (State Department of Human Services Office Buildings), Series F, 5.00% due 4/1/2031	1,000,000	1,034,320
	Michigan Finance Authority (Trinity Health Corp. Obligated Group), 5.00% due 12/1/2027	165,000	211,543
	Michigan Public School Academy (Will Carleton Charter School), 8.00% due 8/1/2035	890,000	892,510
	Michigan State Housing Development Authority, Series B, 2.95% due 12/1/2039	2,000,000	2,108,420
	Michigan Strategic Fund (Detroit Edison Company; Insured: Natl-IBC, AMBAC), 7.00% due 5/1/2021	250,000	255,400
	Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport), Series B, 5.00% due 12/1/2031 - 12/1/2034	2,615,000	3,056,096
	Minnesota — 0.6%
	Minnesota Housing Finance Agency (Collateralized: GNMA, FNMA, FHLMC), Series F, 2.55% due 7/1/2039	1,940,000	1,998,685
	Nebraska — 1.2%
[a]	Central Plains Energy Project, 5.00% due 3/1/2050 (put 1/1/2024)	1,650,000	1,854,748
	Douglas County Health Facilities (Nebraska Methodist Health System), 5.00% due 11/1/2029 - 11/1/2030	1,750,000	2,090,057
	Nevada — 1.4%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2037	1,000,000	1,173,800
	City of Las Vegas Special Improvement District No. 814 (Summerlin Vlg 21 & 24A), 4.00% due 6/1/2039 - 6/1/2044	1,100,000	1,113,299
	Clark County School District (Insured: AGM), GO, Series B, 5.00% due 6/15/2031	1,650,000	2,152,194
	New Jersey — 5.6%
	New Jersey (New Jersey Transit Corp.) EDA, 5.00% due 11/1/2033	500,000	622,180
	New Jersey (School Facilities Construction) EDA, 5.00% due 3/1/2026 - 6/15/2038	2,680,000	3,076,006
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	1,000,000	1,258,140
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series DDD, 5.00% due 6/15/2033	500,000	593,925
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
	Series A-1,
[a]	1.29% (MUNIPSA + 1.20%) due 6/15/2034 (put 12/15/2021)	1,000,000	1,002,917
	5.00% due 6/15/2027	3,000,000	3,561,660
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds), 5.00% due 6/15/2038	1,500,000	1,794,900
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 6/15/2024 - 12/15/2039	5,050,000	6,039,559
	New Mexico — 4.1%
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series B, 1.875% due 4/1/2033 (put 10/1/2021)	1,500,000	1,512,330
[a]	Series D, 1.10% due 6/1/2040 (put 6/1/2023)	1,000,000	1,003,930
	City of Santa Fe (El Castillo Retirement Project), Series A, 5.00% due 5/15/2044	950,000	1,014,486
	City of Santa Fe (El Castillo Retirement Residences), 5.00% due 5/15/2034	1,465,000	1,492,674
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), 5.00% due 7/1/2032	2,525,000	2,596,281
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series A, 5.00% due 8/1/2039	1,000,000	1,284,950
	New Mexico Mortgage Finance Authority (Collateralized: GNMA, FNMA, FHLMC),
	Series F,
	2.85% due 7/1/2039	985,000	1,054,758
	3.50% due 7/1/2050	1,925,000	2,125,681
[a]	New Mexico Municipal Energy Acquisition Authority, Series A, 5.00% due 11/1/2039 (put 5/1/2025)	1,000,000	1,183,580
	New York — 4.9%
	City Of Elmira GO, 4.00% due 5/27/2021	790,000	792,631
	City of New York (City Budget Financial Management) GO,
	Series G, 5.00% due 8/1/2023	3,000,000	3,354,990
	Series J, 5.00% due 8/1/2031	1,500,000	1,735,800
	County of Nassau (Insured: BAM) GO, Series B, 5.00% due 4/1/2034	500,000	569,810
	County of Nassau GO, Series C, 4.00% due 3/15/2021	1,550,000	1,561,206
	County of Suffolk GO, Series I, 2.00% due 7/22/2021	1,500,000	1,509,630

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2030	$1,045,000	$ 1,196,159
	Metropolitan Transportation Authority (Transit and Commuter System), Series B-1, 5.00% due 5/15/2022	2,000,000	2,079,800
	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00% due 5/1/2033	1,000,000	1,357,410
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue), Series D, 4.00% due 2/15/2040	1,000,000	1,193,840
	Town of Oyster Bay (Insured: BAM) GO, Series B, 5.00% due 8/15/2021	500,000	513,960
	North Carolina — 1.4%
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2029	1,500,000	1,777,755
	North Carolina Turnpike Authority, 5.00% due 2/1/2024 - 1/1/2030	1,500,000	1,837,245
[a]	University of North Carolina at Chapel Hill, Series A, 0.454% (LIBOR 1 Month + 0.35%) due 12/1/2041 (put 12/1/2021)	1,000,000	1,002,526
	Ohio — 1.4%
	Akron, Bath and Copley Joint Hospital District (Summa Health), 5.25% due 11/15/2030	1,420,000	1,713,273
	Akron, Bath Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2030 - 11/15/2032	1,000,000	1,288,891
	City of Akron (Community Learning Centers), Series A, 5.00% due 12/1/2031	625,000	664,550
	Cleveland-Cuyahoga County Port Authority (Flats East Development Project; LOC FirstMerit Bank, N.A.), Series B, 7.00% due 5/15/2040	875,000	878,377
	Pennsylvania — 5.5%
	Allegheny County (Propel Charter School) IDA, Series A, 6.75% due 8/15/2035	845,000	847,400
	Bucks County (Waste Management, Inc.) AMT, IDA, Series A-2, 2.75% due 12/1/2022	4,000,000	4,168,280
	Coatesville Area School District (Insured: AGM) (State Aid Withholding) GO, 5.00% due 8/1/2024 - 8/1/2025	1,475,000	1,741,917
	Commonwealth Financing Authority, 5.00% due 6/1/2029	1,000,000	1,285,100
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2029	1,000,000	1,185,460
	Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group), 5.00% due 9/1/2033	700,000	877,828
	Pennsylvania Turnpike Commission, Series B, 5.00% due 12/1/2036	350,000	462,550
	Pennsylvania Turnpike Commission (Highway Improvements), Series A-1, 5.00% due 12/1/2037	750,000	925,657
	Philadelphia (Philadelphia) IDA, 5.00% due 5/1/2024	1,000,000	1,131,930
	Philadelphia (Thomas Jefferson University) IDA, Series A, 5.00% due 9/1/2035	1,500,000	1,772,520
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2038	1,360,000	1,611,260
	Pittsburgh Water & Sewer Authority (Insured: AGM), Series B, 5.00% due 9/1/2033	1,000,000	1,429,440
	School District of Philadelphia (State Aid Witholding) GO, Series A, 5.00% due 9/1/2038	100,000	121,882
	Rhode Island — 0.2%
	Pawtucket Housing Authority, 5.50% due 9/1/2022 - 9/1/2024	475,000	490,896
	South Dakota — 0.1%
	South Dakota Health & Educational Facilities Authority (Avera Health), Series A, 5.00% due 7/1/2027 (pre-refunded 7/1/2021)	400,000	409,476
	Tennessee — 0.6%
	Shelby County Health, Educational and Housing Facility (Methodist Le Bonheur Healthcare), 5.00% due 5/1/2036	1,000,000	1,215,590
	Tennessee Energy Acquisition Corp. (The Gas Project), Series A, 5.25% due 9/1/2024	500,000	581,225
	Texas — 5.2%
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2031	1,930,000	2,283,943
	City of Houston (Combined Utility System), Series D, 5.00% due 11/15/2028	2,500,000	2,946,850
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2032	2,500,000	3,052,775
	Lower Colorado River Authority,
	Series A,
	5.00% due 5/15/2026	2,980,000	3,168,634
	5.00% due 5/15/2026 (pre-refunded 5/15/2022)	20,000	21,310
	North Texas Tollway Authority (NTTA System), Series A, 5.00% due 1/1/2034	750,000	1,083,525
	San Antonio Energy Acquisition Public Facilities Corp. (Natural Gas Supply Agreement), 5.50% due 8/1/2021	40,000	41,040
	State of Texas, 4.00% due 8/26/2021	2,665,000	2,731,811
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2034	1,250,000	1,433,312
	U. S. Virgin Islands — 0.6%
	Virgin Islands Public Finance Authority GO, Series C, 5.00% due 10/1/2021	2,000,000	2,001,240
	Utah — 0.7%
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039	700,000	871,962
	Utah Transit Authority (Integrated Mass Transit System), Series A, 5.00% due 6/15/2033 (pre-refunded 6/15/2025)	1,000,000	1,209,580
	Virginia — 0.5%
[a]	Halifax County (VirginiaI Electric and Power Co. Project) IDA, Series A, 0.45% due 12/1/2041 (put 4/1/2022)	500,000	499,670
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2034	1,000,000	1,215,120
	Washington — 2.1%
	Port of Seattle AMT, 5.00% due 4/1/2039	1,705,000	2,110,790
[c]	State of Washington (Various Purposes) GO, 5.00% due 6/1/2038	1,000,000	1,308,750
	Washington Health Care Facilities Authority (Catholic Health Initiatives), Series A, 5.75% due 1/1/2045 (pre-refunded 1/1/2023)	2,000,000	2,216,960
[b]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group), Series A, 5.00% due 1/1/2044	1,000,000	1,067,150
	West Virginia — 0.5%
[a]	West Virginia (Appalachian Power Co.) EDA, Series B, 2.625% due 12/1/2042 (put 6/1/2022)	1,500,000	1,553,085

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Wisconsin — 1.8%
	Public Finance Authority (Renown Regional Medical Center), 5.00% due 6/1/2036	$ 650,000	$ 820,924
[a]	Public Finance Authority (St. John’s College), 3.00% due 10/1/2045 (put 10/1/2026)	1,500,000	1,501,260
[a,d]	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group), Series B-4, 5.00% due 8/15/2054 (put 1/29/2025)	1,250,000	1,473,875
	Wisconsin Housing (Collateralized: FNMA) EDA, Series C, 2.75% due 9/1/2039	2,000,000	2,090,580
	TOTAL LONG-TERM MUNICIPAL BONDS — 87.8% (Cost $260,833,606)		281,877,107
	SHORT-TERM MUNICIPAL BONDS — 10.2%
	California — 1.1%
[a]	Los Angeles Department of Water & Power Power System Revenue (SPA Bank of America, N.A.), Series A-3, 0.07% due 7/1/2035 (put 1/4/2021)	2,500,000	2,500,000
[a]	Metropolitan Water District of Southern California (SPA PNC Bank, N.A.), Series A, 0.07% due 7/1/2047 (put 1/4/2021)	1,000,000	1,000,000
	Colorado — 0.2%
[a]	City & County of Denver (SPA JPMorgan Chase Bank, N.A.) COP, Series A3, 0.10% due 12/1/2031 (put 1/4/2021)	600,000	600,000
	Florida — 3.6%
[a]	City of Gainesville (Utilities System Revenue; SPA Barclays Bank plc), Series C, 0.10% due 10/1/2026 (put 1/4/2021)	2,090,000	2,090,000
[a]	City of Gainesville (Utilities System Revenue; SPA State Street Bank & Trust Co.), Series A, 0.10% due 10/1/2036 (put 1/8/2021)	1,300,000	1,300,000
[a]	County of Manatee (Florida Power & Light Co.), 0.11% due 9/1/2024 (put 1/4/2021)	2,000,000	2,000,000
[a]	West Palm Beach Utility System Revenue (Insured: AGC) (SPA JPMorgan Chase Bank, N.A.), Series C, 0.09% due 10/1/2038 (put 1/8/2021)	6,000,000	6,000,000
	Mississippi — 0.2%
[a]	Mississippi Business Finance Corp. (Chevron USA, Inc.; Guaranty: Chevron Corp.), Series G, 0.10% due 12/1/2030 (put 1/4/2021)	500,000	500,000
	New Hampshire — 0.7%
[a]	New Hampshire Health and Education Facilities Authority Act (University System of New Hampshire; SPA State Street Bank & Trust Co.), Series A2, 0.10% due 7/1/2035 (put 1/4/2021)	1,600,000	1,600,000
[a]	New Hampshire Health and Education Facilities Authority Act (University System of New Hampshire; SPA Wells Fargo Bank, N.A.), Series B, 0.10% due 7/1/2033 (put 1/4/2021)	675,000	675,000
	New Mexico — 0.7%
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services; SPA Wells Fargo Bank, N.A.), Series C, 0.09% due 8/1/2034 (put 1/4/2021)	2,320,000	2,320,000
	New York — 3.5%
	City of New York (SPA JPMorgan Chase Bank, N.A.) GO,
[a]	Series 1, 0.10% due 3/1/2040 (put 1/4/2021)	500,000	500,000
[a]	Series F6, 0.10% due 6/1/2044 (put 1/4/2021)	500,000	500,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JPMorgan Chase Bank, N.A.), Series E4, 0.10% due 2/1/2045 (put 1/4/2021)	750,000	750,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA U.S. Bank, N.A.), Series A-5, 0.10% due 8/1/2039 (put 1/4/2021)	1,890,000	1,890,000
[a]	New York City Water & Sewer System (LOC Citibank, N.A.), Series F-2, 0.10% due 6/15/2035 (put 1/4/2021)	1,500,000	1,500,000
[a]	New York City Water & Sewer System (SPA Bank of Montreal), Series BB, 0.09% due 6/15/2049 (put 1/4/2021)	500,000	500,000
[a]	New York City Water & Sewer System (SPA JPMorgan Chase Bank, N.A.), Series AA1, 0.10% due 6/15/2050 (put 1/4/2021)	500,000	500,000
[a]	New York State Housing Finance Agency (160 Madison Ave, LLC; LOC Landesbank Hessen-Thuringen), Series S, 0.10% due 11/1/2046 (put 1/4/2021)	5,215,000	5,215,000
	Utah — 0.2%
[a]	City of Murray (IHC Health Services, Inc. Obligated Group; SPA JPMorgan Chase Bank, N.A.), Series A, 0.09% due 5/15/2037 (put 1/4/2021)	730,000	730,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 10.2% (Cost $32,670,000)		32,670,000
	Total Investments — 98.0% (Cost $293,503,606)		$314,547,107
	Other Assets Less Liabilities — 2.0%		6,576,918
	Net Assets — 100.0%		$321,124,025

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2020.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2020, the aggregate value of these securities in the Fund’s portfolio was $3,171,148, representing 0.99% of the Fund’s net assets.
c	When-issued security.
d	Segregated as collateral for a when-issued security.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2020 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABAG	Association of Bay Area Governments
ACA	Insured by American Capital Access
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
CPI	Consumer Price Index
DFA	Development Finance Authority
EDA	Economic Development Authority
ETM	Escrowed to Maturity
FHLMC	Insured by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
IDB	Industrial Development Board
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-IBC	Insured by National Public Finance Gurantee Corp. and IBC Bank
Natl-Re	Insured by National Public Finance Guarantee Corp.
Q-SBLF	Insured by Qualified School Bond Loan Fund
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	December 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Municipal Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.